UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2024

FRANKLIN

INTERNATIONAL EQUITY FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks maximum long-term total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Franklin International Equity Fund for the six-month reporting period ended March 31, 2024. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2024

II	Franklin International Equity Fund

Performance review

For the six months ended March 31, 2024, Class C shares of Franklin International Equity Fund, excluding sales charges, returned 17.00%. The Fund’s unmanaged benchmark, the MSCI EAFE Index (NR)i, returned 16.81% for the same period.

Performance Snapshot as of March 31, 2024 (unaudited)
(excluding sales charges)	6 months
Franklin International Equity Fund:
Class A	17.47%[1]
Class C	17.00%[1]
Class FI	17.43%[1]
Class R	17.27%[1]
Class I	17.65%[1]
Class IS	17.72%[1]
MSCI EAFE Index (NR)	16.81%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated January 31, 2024, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 1.32%, 2.17%, 1.37%, 1.67%, 1.06% and 0.97%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.28% for Class A shares, 2.05% for Class C shares, 1.30% for Class FI shares, 1.55% for Class R shares, 0.95% for Class I shares and 0.85% for Class IS shares. In addition, the ratio of total annual fund operating

[1]

Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at March 31, 2024 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.

Franklin International Equity Fund	III

Performance review (cont’d)

expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2024

RISKS: Equity securities are subject to market and price fluctuations. International investments are subject to special risks including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. The Fund may engage in derivative transactions, which involve special risks and costs and may increase losses and have a potentially large impact on Fund performance. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The MSCI EAFE Index (NR) is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. Net Returns (NR) include income net of tax withholding when dividends are paid.

IV	Franklin International Equity Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2024 and September 30, 2023. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Franklin International Equity Fund 2024 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2023 and held for the six months ended March 31, 2024.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[4]
Class A	17.47%	$1,000.00	$1,174.70	1.23%	$6.69	Class A	5.00%	$1,000.00	$1,018.85	1.23%	$6.21
Class C	17.00	1,000.00	1,170.00	2.07	11.23	Class C	5.00	1,000.00	1,014.65	2.07	10.43
Class FI	17.43	1,000.00	1,174.30	1.29	7.01	Class FI	5.00	1,000.00	1,018.55	1.29	6.51
Class R	17.27	1,000.00	1,172.70	1.57	8.53	Class R	5.00	1,000.00	1,017.15	1.57	7.92
Class I	17.65	1,000.00	1,176.50	0.97	5.28	Class I	5.00	1,000.00	1,020.15	0.97	4.90
Class IS	17.72	1,000.00	1,177.20	0.87	4.74	Class IS	5.00	1,000.00	1,020.65	0.87	4.39

2	Franklin International Equity Fund 2024 Semi-Annual Report

[1]	For the six months ended March 31, 2024.

[2]

Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at March 31, 2024 for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.

[3]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio (except for non-recurring expenses, if any) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

Franklin International Equity Fund 2024 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2024

Franklin International Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 92.5%
Communication Services — 3.7%
Diversified Telecommunication Services — 1.5%
Deutsche Telekom AG, Registered Shares	42,045	$1,020,622	(a)
Koninklijke KPN NV	251,212	939,635	(a)
Telefonica SA	234,552	1,035,840	(a)
Telenor ASA	63,664	708,095
Total Diversified Telecommunication Services		3,704,192
Entertainment — 0.8%
NetEase Inc.	27,700	573,989	(a)
Nintendo Co. Ltd.	22,000	1,191,122	(a)
Total Entertainment		1,765,111
Interactive Media & Services — 0.8%
Auto Trader Group PLC	100,000	883,091	(a)
Kakaku.com Inc.	20,200	251,066	(a)
Rightmove PLC	123,903	858,805	(a)
Total Interactive Media & Services		1,992,962
Media — 0.6%
Publicis Groupe SA	8,154	888,953	(a)
Vivendi SE	51,378	559,909	(a)
Total Media		1,448,862
Total Communication Services		8,911,127
Consumer Discretionary — 12.5%
Automobile Components — 1.0%
Cie Generale des Etablissements Michelin SCA	18,930	725,461	(a)
Continental AG	8,972	647,643	(a)
Niterra Co. Ltd.	30,200	1,014,248	(a)
Total Automobile Components		2,387,352
Automobiles — 4.0%
Bayerische Motoren Werke AG	5,584	644,276	(a)
Honda Motor Co. Ltd.	125,400	1,566,465	(a)
Isuzu Motors Ltd.	49,100	666,538	(a)
Kia Corp.	8,846	724,107	(a)
Mazda Motor Corp.	106,200	1,231,564	(a)
Stellantis NV	54,867	1,558,719	(a)
Subaru Corp.	42,900	977,138	(a)
Toyota Motor Corp.	97,800	2,449,845	(a)
Total Automobiles		9,818,652

See Notes to Financial Statements.

4	Franklin International Equity Fund 2024 Semi-Annual Report

Franklin International Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Broadline Retail — 0.8%
Dollarama Inc.	7,800	$594,206
Next PLC	11,356	1,323,706	(a)
Total Broadline Retail		1,917,912
Diversified Consumer Services — 0.3%
Pearson PLC	50,262	661,824	(a)
Hotels, Restaurants & Leisure — 1.1%
Compass Group PLC	36,859	1,081,172	(a)
InterContinental Hotels Group PLC	10,638	1,105,415	(a)
La Francaise des Jeux SAEM	13,403	546,275	(a)
Total Hotels, Restaurants & Leisure		2,732,862
Household Durables — 0.4%
Sony Group Corp.	10,642	912,844	(a)
Leisure Products — 0.4%
Sankyo Co. Ltd.	103,500	1,144,530	(a)
Specialty Retail — 0.8%
Industria de Diseno Textil SA	27,445	1,382,029	(a)
JD Sports Fashion PLC	305,138	518,385	(a)
Total Specialty Retail		1,900,414
Textiles, Apparel & Luxury Goods — 3.7%
adidas AG	4,850	1,083,630	(a)
Burberry Group PLC	28,641	438,103	(a)
Cie Financiere Richemont SA, Registered Shares	10,637	1,619,381	(a)
Hermes International SCA	825	2,108,519	(a)
LVMH Moet Hennessy Louis Vuitton SE	2,270	2,042,539	(a)
Pandora A/S	10,389	1,676,848	(a)
Total Textiles, Apparel & Luxury Goods		8,969,020
Total Consumer Discretionary		30,445,410
Consumer Staples — 8.3%
Beverages — 0.6%
Coca-Cola HBC AG	24,741	781,823	(a)
Diageo PLC	5,144	190,339	(a)
Kirin Holdings Co. Ltd.	35,800	496,158	(a)
Total Beverages		1,468,320
Consumer Staples Distribution & Retail — 3.8%
Carrefour SA	41,191	706,604	(a)
Empire Co. Ltd., Class A Shares	37,000	903,592
George Weston Ltd.	8,400	1,134,904
Jeronimo Martins SGPS SA	33,706	668,737	(a)
Koninklijke Ahold Delhaize NV	48,582	1,453,661	(a)
Lawson Inc.	14,200	969,461	(a)

See Notes to Financial Statements.

Franklin International Equity Fund 2024 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2024

Franklin International Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Consumer Staples Distribution & Retail — continued
Loblaw Cos. Ltd.	10,300	$1,141,360
Marks & Spencer Group PLC	212,215	710,680	(a)
North West Co. Inc.	16,931	490,600
Tesco PLC	284,814	1,066,763	(a)
Total Consumer Staples Distribution & Retail		9,246,362
Food Products — 2.5%
Associated British Foods PLC	23,342	736,460	(a)
Nestle SA, Registered Shares	25,439	2,702,893	(a)
Salmar ASA	12,027	793,761	(a)
Toyo Suisan Kaisha Ltd.	14,500	907,567	(a)
WH Group Ltd.	1,497,500	988,471	(a)
Total Food Products		6,129,152
Personal Care Products — 0.9%
L’Oreal SA	4,429	2,097,449	(a)
Tobacco — 0.5%
Japan Tobacco Inc.	50,400	1,349,727	(a)
Total Consumer Staples		20,291,010
Energy — 3.9%
Oil, Gas & Consumable Fuels — 3.9%
BP PLC	279,228	1,751,717	(a)
Idemitsu Kosan Co. Ltd.	142,100	978,123	(a)
Imperial Oil Ltd.	16,700	1,151,881
Inpex Corp.	60,000	927,666	(a)
MEG Energy Corp.	33,700	773,740	*
Repsol SA	92,582	1,545,307	(a)
Shell PLC, LSE	20,781	689,503	(a)
TotalEnergies SE	23,209	1,596,533	(a)
Total Energy		9,414,470
Financials — 17.0%
Banks — 7.8%
ABN AMRO Bank NV, CVA	68,814	1,177,562	(a)
Banco Bilbao Vizcaya Argentaria SA	180,000	2,143,530	(a)
Banco Santander SA	416,419	2,033,970	(a)
Barclays PLC	463,740	1,074,786	(a)
BNP Paribas SA	22,000	1,566,288	(a)
Erste Group Bank AG	16,754	746,688	(a)
Hana Financial Group Inc.	13,403	574,450	(a)
HSBC Holdings PLC	201,045	1,571,534	(a)
ING Groep NV	47,964	789,645	(a)
Intesa Sanpaolo SpA	416,423	1,511,839	(a)

See Notes to Financial Statements.

6	Franklin International Equity Fund 2024 Semi-Annual Report

Franklin International Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Banks — continued
Lloyds Banking Group PLC	1,091,060	$713,550	(a)
NatWest Group PLC	237,278	794,725	(a)
Sumitomo Mitsui Financial Group Inc.	32,700	1,924,457	(a)
UniCredit SpA	61,400	2,331,929	(a)
Total Banks		18,954,953
Capital Markets — 1.9%
3i Group PLC	40,916	1,450,776	(a)
Deutsche Bank AG, Registered Shares	65,467	1,031,122	(a)
Partners Group Holding AG	558	797,095	(a)
UBS Group AG, Registered Shares	42,200	1,299,377	(a)
Total Capital Markets		4,578,370
Financial Services — 1.5%
Eurazeo SE	10,600	928,821	(a)
EXOR NV	8,155	907,541	(a)
Industrivarden AB, Class A Shares	19,989	687,417	(a)
Investor AB, Class B Shares	44,958	1,128,191	(a)
Total Financial Services		3,651,970
Insurance — 5.8%
Allianz SE, Registered Shares	8,706	2,609,339	(a)
Aviva PLC	134,030	840,998	(a)
Fairfax Financial Holdings Ltd.	800	862,338
Japan Post Holdings Co. Ltd.	117,500	1,189,127	(a)
Japan Post Insurance Co. Ltd.	39,800	763,898	(a)
Manulife Financial Corp.	33,749	842,884
Medibank Pvt. Ltd.	300,000	735,038	(a)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	4,892	2,387,985	(a)
NN Group NV	20,962	967,712	(a)
Samsung Fire & Marine Insurance Co. Ltd.	2,594	589,611	(a)
SCOR SE	23,147	801,292	(a)
Sompo Holdings Inc.	39,000	821,839	(a)
T&D Holdings Inc.	48,100	825,339	(a)
Total Insurance		14,237,400
Total Financials		41,422,693
Health Care — 11.4%
Biotechnology — 0.3%
Genmab A/S	2,365	709,095	*(a)
Health Care Equipment & Supplies — 1.6%
Asahi Intecc Co. Ltd.	32,400	563,865	(a)
Cochlear Ltd.	5,000	1,099,656	(a)

See Notes to Financial Statements.

Franklin International Equity Fund 2024 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2024

Franklin International Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Health Care Equipment & Supplies — continued
Demant A/S	14,000	$695,847	*(a)
Hoya Corp.	6,300	779,905	(a)
Sonova Holding AG, Registered Shares	2,611	756,127	(a)
Total Health Care Equipment & Supplies		3,895,400
Pharmaceuticals — 9.5%
AstraZeneca PLC	10,542	1,416,253	(a)
Chugai Pharmaceutical Co. Ltd.	33,200	1,266,328	(a)
GSK PLC	100,000	2,147,040	(a)
Hikma Pharmaceuticals PLC	23,000	556,393	(a)
Ipsen SA	5,361	637,939	(a)
Novartis AG, Registered Shares	36,000	3,486,904	(a)
Novo Nordisk A/S, Class B Shares	55,216	7,082,745	(a)
Ono Pharmaceutical Co. Ltd.	29,100	471,832	(a)
Otsuka Holdings Co. Ltd.	20,700	862,842	(a)
Recordati Industria Chimica e Farmaceutica SpA	11,424	630,807	(a)
Roche Holding AG	9,493	2,423,744	(a)
Sanofi SA	13,402	1,303,807	(a)
Shionogi & Co. Ltd.	20,000	1,023,913	(a)
Total Pharmaceuticals		23,310,547
Total Health Care		27,915,042
Industrials — 15.6%
Aerospace & Defense — 1.5%
Airbus SE	7,364	1,356,661	(a)
BAE Systems PLC	100,000	1,704,543	(a)
Kongsberg Gruppen ASA	9,987	689,581	(a)
Total Aerospace & Defense		3,750,785
Building Products — 0.7%
Cie de Saint-Gobain SA	22,274	1,728,769	(a)
Commercial Services & Supplies — 0.3%
TOPPAN Holdings Inc.	23,100	591,920	(a)
Construction & Engineering — 0.3%
ACS Actividades de Construccion y Servicios SA	18,252	764,365	(a)
Electrical Equipment — 1.1%
ABB Ltd., Registered Shares	36,000	1,670,051	(a)
Legrand SA	8,600	910,712	(a)
Total Electrical Equipment		2,580,763
Ground Transportation — 0.3%
TFI International Inc.	4,400	701,635

See Notes to Financial Statements.

8	Franklin International Equity Fund 2024 Semi-Annual Report

Franklin International Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Industrial Conglomerates — 1.8%
Hitachi Ltd.	20,900	$1,919,768	(a)
Siemens AG, Registered Shares	12,873	2,457,956	(a)
Total Industrial Conglomerates		4,377,724
Machinery — 3.0%
ANDRITZ AG	13,112	817,230	(a)
GEA Group AG	21,767	920,312	(a)
Georg Fischer AG, Registered Shares	6,542	485,196	(a)
Makita Corp.	40,000	1,128,287	(a)
Mitsubishi Heavy Industries Ltd.	112,000	1,071,687	(a)
NGK Insulators Ltd.	32,700	440,666	(a)
Rational AG	812	699,616	(a)
VAT Group AG	1,782	920,570	(a)
Wartsila oyj Abp	54,419	827,034	(a)
Total Machinery		7,310,598
Marine Transportation — 0.3%
Kawasaki Kisen Kaisha Ltd.	56,100	749,705	(a)
Passenger Airlines — 1.0%
Air Canada	58,917	852,949	*
ANA Holdings Inc.	25,000	530,123	(a)
Deutsche Lufthansa AG, Registered Shares	54,769	430,447	*(a)
Singapore Airlines Ltd.	120,700	572,058	(a)
Total Passenger Airlines		2,385,577
Professional Services — 1.8%
Recruit Holdings Co. Ltd.	17,900	793,073	(a)
RELX PLC	48,453	2,089,557	(a)
Wolters Kluwer NV	9,819	1,537,556	(a)
Total Professional Services		4,420,186
Trading Companies & Distributors — 2.9%
Bunzl PLC	25,719	989,606	(a)
Howden Joinery Group PLC	94,938	1,086,773	(a)
Mitsubishi Corp.	103,635	2,387,206	(a)
Mitsui & Co. Ltd.	41,399	1,943,330	(a)
Russel Metals Inc.	19,500	648,824
Total Trading Companies & Distributors		7,055,739
Transportation Infrastructure — 0.6%
Aena SME SA	3,182	626,706	(a)
Kamigumi Co. Ltd.	40,700	903,100	(a)
Total Transportation Infrastructure		1,529,806
Total Industrials		37,947,572

See Notes to Financial Statements.

Franklin International Equity Fund 2024 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2024

Franklin International Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Information Technology — 8.8%
Electronic Equipment, Instruments & Components — 0.4%
TDK Corp.	18,500	$914,246	(a)
IT Services — 0.6%
Otsuka Corp.	30,000	633,571	(a)
Wix.com Ltd.	5,919	813,744	*
Total IT Services		1,447,315
Semiconductors & Semiconductor Equipment — 4.7%
ASM International NV	1,704	1,043,534	(a)
ASML Holding NV	6,288	6,095,976	(a)
Disco Corp.	3,000	1,133,373	(a)
STMicroelectronics NV	23,000	989,880	(a)
Tokyo Electron Ltd.	8,900	2,326,417	(a)
Total Semiconductors & Semiconductor Equipment		11,589,180
Software — 2.3%
Check Point Software Technologies Ltd.	8,995	1,475,270	*
Monday.com Ltd.	3,300	745,371	*
Sage Group PLC	60,000	958,923	(a)
SAP SE	12,000	2,336,628	(a)
Total Software		5,516,192
Technology Hardware, Storage & Peripherals — 0.8%
Logitech International SA, Registered Shares	15,142	1,356,864	(a)
Seiko Epson Corp.	32,400	566,219	(a)
Total Technology Hardware, Storage & Peripherals		1,923,083
Total Information Technology		21,390,016
Materials — 6.8%
Chemicals — 2.7%
Air Liquide SA	4,020	836,356	(a)
Arkema SA	8,000	842,238	(a)
Mitsubishi Chemical Group Corp.	126,800	767,266	(a)
Nitto Denko Corp.	11,300	1,028,630	(a)
Orica Ltd.	49,145	584,548	(a)
Shin-Etsu Chemical Co. Ltd.	55,900	2,431,270	(a)
Solvay SA	5,159	140,798	(a)
Total Chemicals		6,631,106
Construction Materials — 0.5%
Heidelberg Materials AG	12,000	1,320,976	(a)
Containers & Packaging — 0.4%
Smurfit Kappa Group PLC	18,642	849,998	(a)
Metals & Mining — 2.7%
ArcelorMittal SA	29,000	797,127	(a)

See Notes to Financial Statements.

10	Franklin International Equity Fund 2024 Semi-Annual Report

Franklin International Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Metals & Mining — continued
BHP Group Ltd.	30,000	$867,418	(a)
BlueScope Steel Ltd.	54,052	840,677	(a)
Evraz PLC	161,909	0	*(a)(b)(c)
Fortescue Ltd.	58,743	983,066	(a)
JFE Holdings Inc.	47,200	791,967	(a)
Kinross Gold Corp.	94,000	576,679
Nippon Steel Corp.	35,000	848,065	(a)
Rio Tinto PLC	13,403	847,403	(a)
Total Metals & Mining		6,552,402
Paper & Forest Products — 0.5%
Mondi PLC	72,374	1,274,745
Total Materials		16,629,227
Real Estate — 1.8%
Diversified REITs — 0.3%
Stockland	220,952	698,181	(a)
Real Estate Management & Development — 1.3%
CK Asset Holdings Ltd.	164,000	675,791	(a)
Daito Trust Construction Co. Ltd.	7,200	829,964	(a)
Daiwa House Industry Co. Ltd.	27,100	810,601	(a)
Swire Pacific Ltd., Class A Shares	109,900	904,738	(a)
Total Real Estate Management & Development		3,221,094
Retail REITs — 0.2%
Klepierre SA	20,459	529,593	(a)
Total Real Estate		4,448,868
Utilities — 2.7%
Electric Utilities — 0.9%
Endesa SA	27,923	517,733	(a)
Iberdrola SA	73,650	914,759	(a)
Kansai Electric Power Co. Inc.	51,700	749,476	(a)
Total Electric Utilities		2,181,968
Gas Utilities — 0.8%
Osaka Gas Co. Ltd.	40,400	905,250	(a)
Tokyo Gas Co. Ltd.	40,900	948,606	(a)
Total Gas Utilities		1,853,856
Multi-Utilities — 1.0%
Centrica PLC	565,386	911,436	(a)

See Notes to Financial Statements.

Franklin International Equity Fund 2024 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2024

Franklin International Equity Fund

(Percentages shown based on Fund net assets)

Security		Shares	Value
Multi-Utilities — continued
E.ON SE		50,000	$696,096	(a)
Engie SA		56,783	951,533	(a)
Total Multi-Utilities			2,559,065
Total Utilities			6,594,889
Total Common Stocks (Cost — $182,076,837)			225,410,324

	Rate
Preferred Stocks — 0.3%
Financials — 0.3%
Banks — 0.3%
Itausa SA (Cost — $793,940)	8.866%	384,800	804,832	(d)
Total Investments before Short-Term Investments (Cost — $182,870,777)			226,215,156
Short-Term Investments — 1.8%
Invesco Treasury Portfolio, Institutional Class (Cost — $4,229,419)	5.216%	4,229,419	4,229,419	(e)
Total Investments — 94.6% (Cost — $187,100,196)			230,444,575
Other Assets in Excess of Liabilities — 5.4%			13,230,023
Total Net Assets — 100.0%			$243,674,598

*	Non-income producing security.

(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

(d)	The rate shown represents the yield as of March 31, 2024.

(e)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

CVA —	Certificaaten van aandelen (Share Certificates)

LSE —	London Stock Exchange

See Notes to Financial Statements.

12	Franklin International Equity Fund 2024 Semi-Annual Report

Franklin International Equity Fund

Summary of Investments by Country#
Japan	24.2%
United Kingdom	11.7
France	9.7
Germany	7.9
Netherlands	6.8
Switzerland	5.4
Spain	4.8
United States	4.7
Canada	4.6
Denmark	4.4
Australia	2.9
Italy	2.3
Austria	1.2
Hong Kong	1.1
Israel	1.0
Norway	1.0
South Korea	0.8
Sweden	0.8
Singapore	0.7
Ireland	0.4
Finland	0.4
Brazil	0.3
Luxembourg	0.3
Portugal	0.3
China	0.2
Jordan	0.2
Belgium	0.1
Russia	0.0 †
Short-Term Investments	1.8
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2024 and are subject to change.

†	Represents less than 0.1%.

See Notes to Financial Statements.

Franklin International Equity Fund 2024 Semi-Annual Report	13

Statement of assets and liabilities (unaudited)

March 31, 2024

Assets:
Investments, at value (Cost — $187,100,196)	$230,444,575
Foreign currency, at value (Cost — $74,872)	74,795
Cash	11,315
Receivable for Fund shares sold	13,165,065
Dividends receivable	1,428,770
European Union tax reclaims receivable (Note 1)	366,234
Prepaid expenses	30,390
Total Assets	245,521,144

Liabilities:
Payable for securities purchased	1,491,980
Investment management fee payable	136,062
European Union tax reclaim contingent fees payable (Note 1)	93,248
Payable for Fund shares repurchased	9,983
Service and/or distribution fees payable	9,605
Trustees’ fees payable	3,190
Accrued expenses	102,478
Total Liabilities	1,846,546
Total Net Assets	$243,674,598

Net Assets:
Par value (Note 7)	$131
Paid-in capital in excess of par value	205,446,199
Total distributable earnings (loss)	38,228,268
Total Net Assets	$243,674,598

See Notes to Financial Statements.

14	Franklin International Equity Fund 2024 Semi-Annual Report

Net Assets:
Class A	$33,410,365
Class C	$1,961,457
Class FI	$2,331,680
Class R	$1,283,325
Class I	$29,380,065
Class IS	$175,307,706

Shares Outstanding:
Class A	1,869,100
Class C	106,912
Class FI	123,907
Class R	67,988
Class I	1,565,568
Class IS	9,366,139

Net Asset Value:
Class A (and redemption price)	$17.88
Class C*	$18.35
Class FI (and redemption price)	$18.82
Class R (and redemption price)	$18.88
Class I (and redemption price)	$18.77
Class IS (and redemption price)	$18.72
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$18.92

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Franklin International Equity Fund 2024 Semi-Annual Report	15

Statement of operations (unaudited)

For the Six Months Ended March 31, 2024

Investment Income:
Dividends	$2,484,793
European Union tax reclaims (Note 1)	154,539
Less: Foreign taxes withheld	(240,573)
Total Investment Income	2,398,759

Expenses:
Investment management fee (Note 2)	759,351
Service and/or distribution fees (Notes 2 and 5)	51,577
Registration fees	50,727
Fund accounting fees	48,533
European Union tax reclaim contingent fees (Note 1)	38,635
Transfer agent fees (Notes 2 and 5)	25,502
Audit and tax fees	20,145
Legal fees	14,785
Custody fees	11,727
Trustees’ fees	6,396
Shareholder reports	6,192
Interest expense	2,732
Fees recaptured by investment manager (Note 2)	1,617
Commitment fees (Note 8)	813
Insurance	574
Miscellaneous expenses	6,888
Total Expenses	1,046,194
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(66,060)
Net Expenses	980,134
Net Investment Income	1,418,625

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions	(1,924,115)
Foreign currency transactions	4,811
Net Realized Loss	(1,919,304)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	34,435,380
Foreign currencies	3,530
Change in Net Unrealized Appreciation (Depreciation)	34,438,910
Net Gain on Investments and Foreign Currency Transactions	32,519,606
Increase in Net Assets From Operations	$33,938,231

See Notes to Financial Statements.

16	Franklin International Equity Fund 2024 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended March 31, 2024 (unaudited) and the Year Ended September 30, 2023	2024	2023

Operations:
Net investment income	$1,418,625	$3,815,458
Net realized loss	(1,919,304)	(2,017,425)
Change in net unrealized appreciation (depreciation)	34,438,910	36,031,601
Increase in Net Assets From Operations	33,938,231	37,829,634

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(5,500,005)	(6,103,550)
Decrease in Net Assets From Distributions to Shareholders	(5,500,005)	(6,103,550)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	42,403,007	36,397,188
Reinvestment of distributions	5,475,273	6,076,652
Cost of shares repurchased	(10,883,284)	(25,850,236)
Increase in Net Assets From Fund Share Transactions	36,994,996	16,623,604
Increase in Net Assets	65,433,222	48,349,688

Net Assets:
Beginning of period	178,241,376	129,891,688
End of period	$243,674,598	$178,241,376

See Notes to Financial Statements.

Franklin International Equity Fund 2024 Semi-Annual Report	17

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$15.61	$12.51	$17.51	$14.16	$14.86	$16.03

Income (loss) from operations:
Net investment income	0.09	0.32	0.42	0.28	0.21	0.36
Net realized and unrealized gain (loss)	2.61	3.35	(4.36)	3.31	(0.55)	(1.18)
Total income (loss) from operations	2.70	3.67	(3.94)	3.59	(0.34)	(0.82)

Less distributions from:
Net investment income	(0.43)	(0.55)	(0.33)	(0.24)	(0.28)	(0.35)
Net realized gains	—	(0.02)	(0.73)	—	(0.08)	—
Total distributions	(0.43)	(0.57)	(1.06)	(0.24)	(0.36)	(0.35)

Net asset value, end of period	$17.88	$15.61	$12.51	$17.51	$14.16	$14.86
Total return[3]	17.61%	29.73%	(23.94)%	25.53%	(2.44)%	(5.00)%

Net assets, end of period (000s)	$33,410	$25,935	$19,460	$26,636	$25,030	$28,031

Ratios to average net assets:
Gross expenses	1.29%[4,5]	1.38%[5]	1.28%	1.29%	1.30%	1.36%[6]
Net expenses[7,8]	1.23 [4,5]	1.26 [5]	1.24	1.24	1.24	1.27 [6]
Net investment income	1.08 [4]	2.14	2.70	1.68	1.45	2.46

Portfolio turnover rate	18%	34%	33%[9]	41%	49%	50%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2024 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized, except for non-recurring income and expense items, if any.

[5]

Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 1.27% and 1.21%, respectively, for the six months ended March 31, 2024 and 1.32% and 1.20%, respectively, for the year ended September 30, 2023.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.28%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. Prior to May 21, 2021, the expense limitation was 1.30%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

18	Franklin International Equity Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$15.91	$12.73	$17.76	$14.35	$14.90	$16.02

Income (loss) from operations:
Net investment income	0.01	0.19	0.30	0.13	0.08	0.18
Net realized and unrealized gain (loss)	2.69	3.42	(4.44)	3.37	(0.55)	(1.08)
Total income (loss) from operations	2.70	3.61	(4.14)	3.50	(0.47)	(0.90)

Less distributions from:
Net investment income	(0.26)	(0.41)	(0.16)	(0.09)	—	(0.22)
Net realized gains	—	(0.02)	(0.73)	—	(0.08)	—
Total distributions	(0.26)	(0.43)	(0.89)	(0.09)	(0.08)	(0.22)

Net asset value, end of period	$18.35	$15.91	$12.73	$17.76	$14.35	$14.90
Total return[3]	17.12%	28.59%	(24.50)%	24.49%	(3.14)%	(5.60)%

Net assets, end of period (000s)	$1,961	$2,013	$2,057	$3,132	$3,955	$7,971

Ratios to average net assets:
Gross expenses	2.16%[4,5]	2.22%[5,6]	2.11%	2.09%	2.05%	2.11%[6]
Net expenses[7,8]	2.07 [4,5]	2.11 [5,6]	2.05	2.04	1.99	2.00 [6]
Net investment income	0.11 [4]	1.20	1.87	0.75	0.55	1.25

Portfolio turnover rate	18%	34%	33%[9]	41%	49%	50%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2024 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized, except for non-recurring income and expense items, if any.

[5]

Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 2.14% and 2.05%, respectively, for the six months ended March 31, 2024 and 2.17% and 2.05%, respectively, for the year ended September 30, 2023.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Franklin International Equity Fund 2024 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class FI Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$16.40	$13.11	$18.30	$14.77	$15.48	$16.65

Income (loss) from operations:
Net investment income	0.09	0.33	0.43	0.27	0.20	0.32
Net realized and unrealized gain (loss)	2.75	3.51	(4.57)	3.47	(0.57)	(1.17)
Total income (loss) from operations	2.84	3.84	(4.14)	3.74	(0.37)	(0.85)

Less distributions from:
Net investment income	(0.42)	(0.53)	(0.32)	(0.21)	(0.26)	(0.32)
Net realized gains	—	(0.02)	(0.73)	—	(0.08)	—
Total distributions	(0.42)	(0.55)	(1.05)	(0.21)	(0.34)	(0.32)

Net asset value, end of period	$18.82	$16.40	$13.11	$18.30	$14.77	$15.48
Total return[3]	17.56%	29.68%	(23.98)%	25.52%	(2.49)%	(5.04)%

Net assets, end of period (000s)	$2,332	$2,127	$1,808	$2,897	$3,639	$4,826

Ratios to average net assets:
Gross expenses	1.35%[4,5]	1.43%[5]	1.33%	1.31%	1.33%	1.38%[6]
Net expenses[7,8]	1.29 [4,5]	1.31 [5]	1.28	1.26	1.27	1.28 [6]
Net investment income	0.93 [4]	2.08	2.62	1.57	1.36	2.12

Portfolio turnover rate	18%	34%	33%[9]	41%	49%	50%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2024 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized, except for non-recurring income and expense items, if any.

[5]

Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 1.33% and 1.27%, respectively, for the six months ended March 31, 2024 and 1.37% and 1.25%, respectively, for the year ended September 30, 2023.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

20	Franklin International Equity Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class R Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$16.42	$13.14	$18.17	$14.69	$15.38	$16.57

Income (loss) from operations:
Net investment income	0.07	0.28	0.37	0.20	0.16	0.29
Net realized and unrealized gain (loss)	2.75	3.52	(4.55)	3.46	(0.56)	(1.18)
Total income (loss) from operations	2.82	3.80	(4.18)	3.66	(0.40)	(0.89)

Less distributions from:
Net investment income	(0.36)	(0.50)	(0.12)	(0.18)	(0.21)	(0.30)
Net realized gains	—	(0.02)	(0.73)	—	(0.08)	—
Total distributions	(0.36)	(0.52)	(0.85)	(0.18)	(0.29)	(0.30)

Net asset value, end of period	$18.88	$16.42	$13.14	$18.17	$14.69	$15.38
Total return[3]	17.39%	29.29%	(24.13)%	25.08%	(2.77)%	(5.23)%

Net assets, end of period (000s)	$1,283	$1,094	$919	$1,136	$3,199	$4,228

Ratios to average net assets:
Gross expenses	1.65%[4,5]	1.73%[5,6]	1.60%[6]	1.62%	1.65%[6]	1.64%[6]
Net expenses[7,8]	1.57 [4,5]	1.61 [5,6]	1.55 [6]	1.55	1.55 [6]	1.55 [6]
Net investment income	0.73 [4]	1.74	2.28	1.16	1.10	1.93

Portfolio turnover rate	18%	34%	33%[9]	41%	49%	50%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2024 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized, except for non-recurring income and expense items, if any.

[5]

Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 1.63% and 1.55%, respectively, for the six months ended March 31, 2024 and 1.67% and 1.55%, respectively, for the year ended September 30, 2023.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Franklin International Equity Fund 2024 Semi-Annual Report	21

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$16.39	$13.11	$18.30	$14.78	$15.49	$16.68

Income (loss) from operations:
Net investment income	0.13	0.39	0.49	0.28	0.25	0.39
Net realized and unrealized gain (loss)	2.72	3.50	(4.57)	3.52	(0.56)	(1.19)
Total income (loss) from operations	2.85	3.89	(4.08)	3.80	(0.31)	(0.80)

Less distributions from:
Net investment income	(0.47)	(0.59)	(0.38)	(0.28)	(0.32)	(0.39)
Net realized gains	—	(0.02)	(0.73)	—	(0.08)	—
Total distributions	(0.47)	(0.61)	(1.11)	(0.28)	(0.40)	(0.39)

Net asset value, end of period	$18.77	$16.39	$13.11	$18.30	$14.78	$15.49
Total return[3]	17.71%	30.09%	(23.73)%	25.92%	(2.21)%	(4.62)%

Net assets, end of period (000s)	$29,380	$9,397	$5,897	$9,397	$21,116	$25,660

Ratios to average net assets:
Gross expenses	1.04%[4,5,6]	1.12%[5,6]	1.00%[5]	1.01%	1.04%[5]	1.05%[5]
Net expenses[7,8]	0.97 [4,5,6]	1.00 [5,6]	0.95 [5]	0.95	0.95 [5]	0.95 [5]
Net investment income	1.40 [4]	2.46	2.96	1.60	1.72	2.58

Portfolio turnover rate	18%	34%	33%[9]	41%	49%	50%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2024 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized, except for non-recurring income and expense items, if any.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 1.02% and 0.95%, respectively, for the six months ended March 31, 2024 and 1.07% and 0.95%, respectively, for the year ended September 30, 2023.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

22	Franklin International Equity Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$16.35	$13.08	$18.27	$14.76	$15.46	$16.66

Income (loss) from operations:
Net investment income	0.13	0.39	0.49	0.37	0.29	0.37
Net realized and unrealized gain (loss)	2.73	3.51	(4.55)	3.43	(0.58)	(1.16)
Total income (loss) from operations	2.86	3.90	(4.06)	3.80	(0.29)	(0.79)

Less distributions from:
Net investment income	(0.49)	(0.61)	(0.40)	(0.29)	(0.33)	(0.41)
Net realized gains	—	(0.02)	(0.73)	—	(0.08)	—
Total distributions	(0.49)	(0.63)	(1.13)	(0.29)	(0.41)	(0.41)

Net asset value, end of period	$18.72	$16.35	$13.08	$18.27	$14.76	$15.46
Total return[3]	17.85%	30.14%	(23.65)%	26.02%	(2.06)%	(4.57)%

Net assets, end of period (000s)	$175,308	$137,675	$99,750	$206,307	$165,268	$145,197

Ratios to average net assets:
Gross expenses	0.94%[4,5]	1.03%[5]	0.90%	0.90%	0.91%[6]	0.92%[6]
Net expenses[7,8]	0.87 [4,5]	0.91 [5]	0.85	0.85	0.85 [6]	0.85 [6]
Net investment income	1.42 [4]	2.44	2.94	2.11	1.95	2.43

Portfolio turnover rate	18%	34%	33%[9]	41%	49%	50%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2024 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized, except for non-recurring income and expense items, if any.

[5]

Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 0.92% and 0.85%, respectively, for the six months ended March 31, 2024 and 0.97% and 0.85%, respectively, for the year ended September 30, 2023.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.85%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Franklin International Equity Fund 2024 Semi-Annual Report	23

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Franklin International Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

24	Franklin International Equity Fund 2024 Semi-Annual Report

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin International Equity Fund 2024 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Common Stocks:
Communication Services	$708,095	$8,203,032	—		$8,911,127
Consumer Discretionary	594,206	29,851,204	—		30,445,410
Consumer Staples	3,670,456	16,620,554	—		20,291,010
Energy	1,925,621	7,488,849	—		9,414,470
Financials	1,705,222	39,717,471	—		41,422,693
Industrials	2,203,408	35,744,164	—		37,947,572
Information Technology	3,034,385	18,355,631	—		21,390,016
Materials	1,851,424	14,777,803	$0	**	16,629,227
Other Common Stocks	—	38,958,799	—		38,958,799
Preferred Stocks	804,832	—	—		804,832
Total Long-Term Investments	16,497,649	209,717,507	0	**	226,215,156
Short-Term Investments†	4,229,419	—	—		4,229,419
Total Investments	$20,727,068	$209,717,507	$0	**	$230,444,575

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

**	Amount represents less than $1.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment

26	Franklin International Equity Fund 2024 Semi-Annual Report

securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or

Franklin International Equity Fund 2024 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU reclaims”). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statement of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaim contingent fees in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For

28	Franklin International Equity Fund 2024 Semi-Annual Report

U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023) is the Fund’s investment manager and Franklin Advisers, Inc. (“Franklin Advisers”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.700
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550

FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For its services, FTFA pays Franklin Advisers a fee monthly, at an annual rate equal to 66 2/3% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.

As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.28%, 2.05%, 1.30%, 1.55%, 0.95% and 0.85%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

Franklin International Equity Fund 2024 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

During the six months ended March 31, 2024, fees waived and/or expenses reimbursed amounted to $66,060.

FTFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class R	Class I	Class IS
Expires September 30, 2024	$12,741	$1,739	$1,448	$2,307	$7,831	$85,027
Expires September 30, 2025	10,789	1,656	1,112	468	3,592	76,763
Expires September 30, 2026	28,720	2,686	2,585	1,295	9,679	146,026
Expires September 30, 2027	9,371	877	718	437	4,231	50,426
Total fee waivers/expense reimbursements subject to recapture	$61,621	$6,958	$5,863	$4,507	$25,333	$358,242

For the six months ended March 31, 2024, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

Class I
FTFA recaptured	$1,617

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended March 31, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $3,377 was earned by Investor Services.

There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption

30	Franklin International Equity Fund 2024 Semi-Annual Report

occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$3,378
CDSCs	—

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by FTFA or an affiliate of FTFA in which his or her deferred trustee’s fees were deemed to be invested. Until distributed in accordance with the Plan, deferred amounts remain in the Fund and are included in Trustees’ fees payable on the Statement of Assets and Liabilities. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

As of March 31, 2024, Franklin Resources and its affiliates owned 66% of the Fund.

3. Investments

During the six months ended March 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$53,748,961
Sales	35,159,396

At March 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$187,100,196	$49,191,774	$(5,847,395)	$43,344,379

4. Derivative instruments and hedging activities

During the six months ended March 31, 2024, the Fund did not invest in derivative instruments.

Franklin International Equity Fund 2024 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$36,232	$15,108
Class C	9,790	2,207
Class FI	2,775	1,844
Class R	2,780	1,191
Class I	—	4,873
Class IS	—	279
Total	$51,577	$25,502

For the six months ended March 31, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$9,371
Class C	877
Class FI	718
Class R	437
Class I	4,231
Class IS	50,426
Total	$66,060

6. Distributions to shareholders by class

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
Net Investment Income:
Class A	$745,569	$849,676
Class C	29,769	63,998
Class FI	53,524	72,997
Class R	22,097	35,828
Class I	370,313	264,327
Class IS	4,278,733	4,643,034
Total	$5,500,005	$5,929,860

32	Franklin International Equity Fund 2024 Semi-Annual Report

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
Net Realized Gains:
Class A	—	$26,775
Class C	—	2,729
Class FI	—	2,371
Class R	—	1,229
Class I	—	7,770
Class IS	—	132,816
Total	—	$173,690

7. Shares of beneficial interest

At March 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	296,900	$4,897,767	282,471	$4,333,380
Shares issued on reinvestment	44,892	728,599	60,061	857,667
Shares repurchased	(134,219)	(2,201,146)	(236,813)	(3,580,074)
Net increase	207,573	$3,425,220	105,719	$1,610,973
Class C
Shares sold	15,743	$270,639	27,773	$435,714
Shares issued on reinvestment	1,762	29,425	4,513	66,164
Shares repurchased	(37,119)	(629,695)	(67,386)	(1,055,935)
Net decrease	(19,614)	$(329,631)	(35,100)	$(554,057)
Class FI
Shares sold	162	$2,918	2,257	$37,294
Shares issued on reinvestment	3,044	52,015	4,883	73,301
Shares repurchased	(8,973)	(157,691)	(15,386)	(254,722)
Net decrease	(5,767)	$(102,758)	(8,246)	$(144,127)
Class R
Shares sold	10,434	$185,421	15,609	$251,913
Shares issued on reinvestment	1,288	22,097	2,461	37,057
Shares repurchased	(10,336)	(175,834)	(21,415)	(347,328)
Net increase (decrease)	1,386	$31,684	(3,345)	$(58,358)

Franklin International Equity Fund 2024 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class I
Shares sold	1,095,116	$19,921,098	196,251	$3,178,064
Shares issued on reinvestment	21,398	364,404	17,822	266,613
Shares repurchased	(124,334)	(2,166,290)	(90,523)	(1,462,342)
Net increase	992,180	$18,119,212	123,550	$1,982,335
Class IS
Shares sold	1,013,967	$17,125,164	1,680,001	$28,160,823
Shares issued on reinvestment	252,135	4,278,733	320,312	4,775,850
Shares repurchased	(322,644)	(5,552,628)	(1,205,184)	(19,149,835)
Net increase	943,458	$15,851,269	795,129	$13,786,838

8. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended March 31, 2024.

9. Deferred capital losses

As of September 30, 2023, the Fund had deferred capital losses of $2,628,525, which have no expiration date, that will be available to offset future taxable capital gains.

10. Recent accounting pronouncement

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early

34	Franklin International Equity Fund 2024 Semi-Annual Report

adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.

11. Other matter

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion.

The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian equity securities held by the Fund had little or no value at March 31, 2024.

Franklin International Equity Fund 2024 Semi-Annual Report	35

Franklin

International Equity Fund

Trustees

Andrew L. Breech

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien*

Chair

Thomas F. Schlafly

Jane Trust

*	Effective February 7, 2024, Mr. O’Brien became Chair of the Board.

Investment manager

Franklin Templeton Fund Adviser, LLC**

Subadviser

Franklin Advisers, Inc.

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

**	Formerly known as Legg Mason Partners Fund Advisor, LLC.

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Franklin International Equity Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Franklin International Equity Fund

Legg Mason Funds

100 International Drive

Baltimore, MD 21202

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Franklin International Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or

NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice (cont’d)

process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans

Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Legg Mason Funds

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

LMFX012837 5/24 SR24-4868

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 14.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 23, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 23, 2024